36. Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments And Risk Management [Abstract]
Schedule of consolidated derivative financial instruments

The consolidated derivative financial instruments are shown as follows:

	2019				2018
	Assets	Liabilities	Net	Assets	Liabilities	Net

Transactions involving derivatives	46,511	(4,405)	42,106	81,408	(11,618)	69,790

Current portion	16,602	(858)	15,744	50,769	(2,373)	48,396
Non-current portion	29,909	(3,547)	26,362	30,639	(9,245)	21,394

Schedule of long term maturities of financial derivative instruments

The consolidated financial derivative instruments with long-term maturities as at December 31, 2019 were as follows:

	Assets	Liabilities
2021	8,096	(709)
2022	8,096	(709)
2023 onwards	13,717	(2,129)
	29,909	(3,547)

Schedule of consolidated financial assets and liabilities valued at fair value

Consolidated financial assets and liabilities valued at fair value:

2019
	Level 1	Level 2	Total
Total assets	658,328	46,511	704,839

Financial assets valued at fair value	658,328	46,511	704,839

Derivatives used for hedging purposes	-	46,511	46,511
Securities	658,328	-	658,328

Total liabilities	-	4,405	4,405

Financial liabilities valued at fair value through profit or loss	-	4,405	4,405

Derivatives used for hedging purposes	-	4,405	4,405

2018
	Level 1	Level 2	Total
Total assets	790,070	81,408	871,478

Financial assets valued at fair value	790,070	81,408	871,478

Derivatives used for hedging purposes	-	81,408	81,408
Securities	790,070	-	790,070

Total liabilities	-	11,618	11,618

Financial liabilities valued at fair value through profit or loss	-	11,618	11,618

Derivatives used for hedging purposes	-	11,618	11,618

Schedule of financial instruments by category

The Company’s financial instruments by category can be summarized as follows:

December 31, 2019
	Measured at amortized cost	Fair value through profit or loss	Total
Assets, per balance sheet	6,769,032	704,839	7,473,872

Derivative financial instruments	-	46,511	46,511
Trade accounts receivable and other accounts receivable, excluding prepayments	3,287,855	-	3,287,855
Marketable securities	-	658,328	658,328
Cash and cash equivalents	2,284,810	-	2,284,810
Leasing	156,378	-	156,379
Judicial deposits	1,006,899	-	1,006,899
Other assets to offset	33,090	-	33,090

	Measured at amortized cost	Fair value through profit or loss	Total
	14,310,830	4,405	14,315,235
Liabilities per balance sheet
Borrowing and financing	2,029,088	-	2,029,088
Derivative financial instruments	-	4,405	4,405
Suppliers and other obligations, excluding legal obligations	3,923,035	-	3,923,035
Leasing	7,780,870	-	7,780,870
Dividends payable	577,837		577,837

December 31, 2018

	Measured at amortized cost	Fair value through profit or loss	Total
Assets per balance sheet	5,639,420	871,478	6,510,898

Derivative financial instruments	-	81,408	81,408
Trade accounts receivable and other accounts receivable, excluding prepayments	2,969,116	-	2,969,116
Marketable securities	-	790,070	790,070
Cash and cash equivalents	1,075,530	-	1,075,530
Leasing	208,049	-	208,049
Judicial deposits	1,345,113	-	1,345,113
Other assets to offset	41,612	-	41,612

	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities per balance sheet	8,296,570	11,618	8,308,188

Borrowing and financings	1,663,017	-	1,663,017
Derivative financial instruments	-	11,618	11,618
Suppliers and other obligations, excluding legal obligations	4,323,374	-	4,323,374
Leasing	1,940,074	-	1,940,074
Dividends payable	370,105	-	370,105

Schedule of derivative financial instruments outstanding

The transactions involving derivative financial instruments entered into by the subsidiaries and outstanding as at December 31, 2019 and 2018 are shown in the table below:

December 31, 2019

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	SWAP Type	DEBT	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan e BOFA	330,217	330,217	100%	LIBOR 6M + 0.75% p.a.	85,50% do CDI
USD	PRE X DI	CISCO	Santander e JP Morgan	40,366	40,366	100%	2.50% p.a.	84,50% do CDI

December 31, 2018

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	Swap type	Debt	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	KfW	JP Morgan	43,420	43,420	100%	LIBOR 6M + 1.35% p.a.	102.50% of CDI
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan and BOFA	378,595	393,387	100%	100% LIBOR 6M + 0.75% p.a.	85,50% of CDI
USD	PRE X DI	CISCO	Santander and JP Morgan	116,466	116,466	100%	2.18% p.a.	88,20% of CDI

Schedule of sensitivity analysis of derivative financial instrument

In order to identify possible distortions arising from consolidated derivative financial instrument transactions currently outstanding, a sensitivity analysis was carried out taking into account three different scenarios (probable, possible and remote) and their respective impacts on the results, as follows:

Description	2019	Probable Scenario	Possible Scenario	Remote Scenario

Debt in USD (Cisco and KFW)	381,178	381,178	474,450	567,104
A) ∆ Aggregate debt variation			93,272	185,926
Fair value of the asset side of the swap	381,178	381,178	474,450	567,104
Fair value of the liability side of the swap	(338,971)	(338,971)	(337,647)	(336,387)
Swap result	42,207	42,207	136,803	230,717
B) ∆ Aggregate swap variation			94,596	188,510
C) Final result (B-A)			(1,324)	(2,584)

Schedule of risk variable of derivative financial instruments

Given the characteristics of the derivative financial instruments of the subsidiaries, the Company's assumptions basically took into account the effects of: i) the variation in the CDI, ii) the variation of the LIBOR rate, and iii) the variation in the US Dollar rate used in the transactions, achieving, respectively, the percentages and quotations indicated below:

Risk variable	Probable scenario	Possible scenario	Remote scenario
	(current)
CDI	4.40%	5.50%	6.60%
LIBOR	1.91%	2.39%	2.87%
USD	4.0307	5.0384	6.0461

Schedule of position showing gains and losses with derivatives

The use of those assumptions in the analyses was exclusively due to the characteristics of the derivative financial instruments, which represent exposure to interest rate and exchange variations only.

Position showing gains and losses with derivatives in the period

2019
Net income from USD vs. CDI transactions	5,077

Schedule of capital management

The Financial Leverage Index as at December 31, 2019 and December 31, 2018 can be summarized as below:

	2019			2018
	Balances with	Adjustments	Balances without
	IFRS 16		IFRS 16
Total borrowings and financings and derivatives (Note 19 and 36)	1,986,982	-	1,986,982	1,593,227
Lease - Liabilities (Note 15)	7,780,870	(6,196,068)	1,584,802	1,940,074
Lease - Assets (Note 15)	(156,378)	-	(156,379)	(208,049)
Less: Cash and cash equivalents (Note 4)	(2,284,810)	-	(2,284,810)	(1,075,530)
FIC (Note 5)	(654,479)	-	(654,479)	(784,841)
Net Debt	6,672,185	(6,196,068)	476,116	1,464,881

EBITDA (1) (last 12 months) - Standardized	9,643,838	(1,315,684)	8,328,153	6,371,844

Financial Leverage Index - Unaudited	0.69	4.71	0.06	0.23

(1) Reconciliation to Net Income for the year:

Adjusted Net Income	3,622,127	143,076	3,765,203	2,545,101
Depreciation and amortization	5,128,981	(940,144)	4,188,837	3,954,321
Net financial income	(21,210)	(592,323)	(613,533)	537,333
Income tax and social contribution	913,940	73,706	987,646	(664,911)
EBITDA (1)	9,643,838	(1,315,685)	8,328,153	6,371,844

(1) EBITDA: Earnings before interest, tax, depreciation and amortization (not an accounting metric)

Schedule of changes in liabilities arising from financing activities

Changes in liabilities due to financing activities, such as borrowing and financing, financial leasing and financial instruments are presented below:

	Borrowing and financing	Financial leasing	Derivative financial instruments (assets) liabilities
December 31, 2018	1,663,017	1,940,074	(69,790)
Adoption of IFRS 16	-	5,256,114	-
Inflows	1,000,000	1,834,914	-
Financial expenses	167,998	821,463	9,068
Foreign exchange variations, net	18,222	-	(14,145)
Payments	(820,149)	(1,585,712)	32,761
Remeasurement IAS 17 (i) / IFRS16	-	(485,983)	-
December 31, 2019	2,029,088	7,780,870	(42,106)

(i) As mentioned in Note 2.f, the Company decided to adopt the pronouncement IFRS 16 – Lease, retroactively with the effect of the application as at January 1, 2019. Therefore, the lease previously classified as a financial lease, using IAS 17, the book value of the right-of-use asset and of the lease liability on the date of initial application of the standard, comprised the book value of the lease asset and of the lease liability immediately prior to the application of this new standard, in accordance with IAS 17. However, for such leases, as determined by the new standard, the Company is required to become to measure the right-of-use asset and the lease liability as from the initial application based on the new standard. Thus, the lease previously measured in accordance with IAS 17 was remeasured as at March 31, 2019, specifically with respect to the exclusion of variable lease payments that depend on an index or a rate, given that the projected inflation took into account for the period of the agreements previously measured in accordance with IAS 17.